Loans Receivable and Allowance for Loan Losses (Age Analysis of Past Due Loan Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Current	$ 1,963,906	$ 1,701,797
30-59 Days Past Due	11,612	16,234
60-89 Days Past Due	6,144	11,140
90 Days Past Due and Greater	16,872	21,701
Total Past Due	34,628	49,075
Total loans receivable	1,998,534	1,750,872
Recorded Investment in Loans 90 Days and Greater and Still Accruing	445	369
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	514,428	438,522
30-59 Days Past Due	1,574	1,830
60-89 Days Past Due	3,398	1,041
90 Days Past Due and Greater	5,727	5,751
Total Past Due	10,699	8,622
Total loans receivable	525,127	447,144
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	17
Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	71,151	81,734
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days Past Due and Greater	0	0
Total Past Due	0	0
Total loans receivable	71,151	81,734
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	0
Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	325,681	295,278
30-59 Days Past Due	606	2,618
60-89 Days Past Due	44	1,674
90 Days Past Due and Greater	5,739	2,847
Total Past Due	6,389	7,139
Total loans receivable	332,070	302,417
Recorded Investment in Loans 90 Days and Greater and Still Accruing	445	0
Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	137,263	124,240
30-59 Days Past Due	611	3,355
60-89 Days Past Due	190	342
90 Days Past Due and Greater	0	5,239
Total Past Due	801	8,936
Total loans receivable	138,064	133,176
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	0
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	591,383	465,765
30-59 Days Past Due	1,104	2,142
60-89 Days Past Due	175	444
90 Days Past Due and Greater	1,614	4,837
Total Past Due	2,893	7,423
Total loans receivable	594,276	473,188
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	235
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	101,233	85,352
30-59 Days Past Due	5,067	4,194
60-89 Days Past Due	1,900	6,304
90 Days Past Due and Greater	2,751	1,916
Total Past Due	9,718	12,414
Total loans receivable	110,951	97,766
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	117
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	222,767	210,906
30-59 Days Past Due	2,650	2,095
60-89 Days Past Due	437	1,335
90 Days Past Due and Greater	1,041	1,111
Total Past Due	4,128	4,541
Total loans receivable	226,895	215,447
Recorded Investment in Loans 90 Days and Greater and Still Accruing	$ 0	$ 0